Aug. 21, 2023
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
Supplement dated August 21, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The last sentence of the third paragraph found on page 15 of the Prospectus under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE